Related Party Transactions (Details)	3 Months Ended		9 Months Ended
	Jul. 31, 2025 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2025 USD ($)	Jul. 31, 2025 ILS (₪)	Jul. 31, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jun. 13, 2024 m²
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%	50.00%
Incurred research and development expenses	$ 723,048	$ 345,883	$ 1,636,343		$ 896,317
Owed to the company	$ 174,043		174,043			$ 131,839
Rent amount			$ 3,400	₪ 12,500
Borrowing rate	10.00%		10.00%
Top of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²							386
Bottom of Range [Member]
Related Party Transactions [Line Items]
Area of square meters (in Square Meters) | m²							193
SciSparc Ltd [Member]
Related Party Transactions [Line Items]
Percentage of economics and rights held in joint venture			50.00%	50.00%
Incurred research and development expenses	$ 39,270	$ 4,080	$ 85,779		$ 26,888